Related parties (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short-term employee benefits	R$ 4,685	R$ 6,982	R$ 11,430
Share-based compensation plan	8,305	33,594	1,372
Total key management personnel compensation expenses	R$ 12,990	R$ 40,576	R$ 12,802